Note 14 - Employee Benefits - ESOP Share Allocation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares held by participants beginning of the year (in shares)	346,097	340,237	357,135
Shares allocated to participants (in shares)	24,377	24,317	24,317
Shares distributed to participants (in shares)	(10,631)	(18,457)	(41,215)
Shares held by participants end of year (in shares)	359,843	346,097	340,237
Unreleased shares beginning of the year (in shares)	206,795	231,112	255,429
Shares released during year (in shares)	(24,377)	(24,317)	(24,317)
Unreleased shares end of year (in shares)	182,418	206,795	231,112
Total ESOP shares end of year (in shares)	542,261	552,892	571,349
Fair value of unreleased shares at December 31	$ 3,137,590	$ 4,344,763	$ 4,534,417